Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Beamr Imaging Ltd.
Trading Symbol	BMR
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	10,932,896
Amendment Flag	false
Entity Central Index Key	0001899005
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41523
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	10 HaManofim Street
Entity Address, Address Line Two	Herzeliya
Entity Address, Postal Zip Code	4672561
Entity Address, City or Town	Israel
Entity Address, Country	IL
Contact Personnel Name	Sharon CarmelChief Executive Officer
Title of 12(b) Security	Ordinary shares, par value NIS 0.05 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1375
Auditor Name	Fahn Kanne & Co. Grant Thornton Israel
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	10 HaManofim Street
Entity Address, Address Line Two	Herzeliya
Entity Address, Postal Zip Code	4672561
Entity Address, City or Town	Israel
Entity Address, Country	IL
Local Phone Number	520-8735
City Area Code	1-888
Contact Personnel Name	Sharon CarmelChief Executive Officer
Contact Personnel Email Address	sharon@beamr.com